ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Customer deposits		25,159,835	16,413,804
Advance from customers		17,397,603	20,242,845
Accrued employee payroll and welfare		36,356,667	25,661,622
Accrued advertising expense		2,073,493	6,720,290
Accrued professional service fees		20,606,759	2,320,000
Accrued liability related to customer loyalty program		3,740,948	3,074,703
Others		22,577,728	30,709,537
Total	$ 20,615,838	127,913,033	105,142,801